                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:        28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Vice President
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28- 5194                 General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             18
                                                      -----------

Form 13F Information Table Entry Total:                        58
                                                      -----------

Form 13F Information Table Value Total:               $29,729,870
                                                      -----------
                                                      (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in Dun & Bradstreet Corporation, Jones Apparel Group Inc., Mueller Industries and Sealed Air Corporation included in its December 31, 2001 public Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Life Insurance Co. of Nebraska
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:        28-  5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Assistant Secretary
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number      Name

        28- 4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        BHG Life Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:        28-  5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Assistant Secretary
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number    Name

        28- 4545                Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [      ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Chip Stamps
Address:     301 E. Colorado Blvd.
             Pasadena, CA 91101

Form 13F File Number:        28-   719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Assistant Secretary
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name
      28- 4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Warren E. Buffett
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:        28-   554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Warren E. Buffett
Title:
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Warren E. Buffett  Omaha, NE        May 14, 2002
---------------------  -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28- 4545                 Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                      ---------

Form 13F Information Table Entry Total:                       0
                                                      ---------

Form 13F Information Table Value Total:               $       0
                                                      ---------
                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Columbia Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:        28-  1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Treasurer
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name
        28- 4545                 Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cornhusker Casualty Company
Address:     9290 West Dodge Rd.
             Omaha, NE 68114

Form 13F File Number:        28- 2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Assistant Secretary
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number    Name

        28- 4545                Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cypress Insurance Company
Address:     1825 S. Grant St.
             San Mateo, CA 94402

Form 13F File Number:        28- 6102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Assistant Secretary
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name
        28- 4545                 Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GEICO Corporation
Address:     One GEICO Plaza
             Washington, DC 20076

Form 13F File Number:        28- 852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
Title:         Vice President
Phone:         301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies  Washington, DC   May 14, 2002
---------------------  -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number    Name

        28-   4545              Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Government Employees Insurance Company
Address:     One GEICO Plaza
             Washington, DC 20076-0001

Form 13F File Number:        28- 101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Charles R. Davies
Title:       Vice President
Phone:       301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies  Washington, DC   May 14, 2002
---------------------  -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name

        28-   4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Fire & Marine Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:        28- 1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Treasurer
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name

        28- 4545                            Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Indemnity Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:        28- 718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Treasurer
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-   4545               Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Liability & Fire Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:        28- 5006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Treasurer
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number    Name

        28- 4545                Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nebraska Furniture Mart, Inc.
Address:     700 South 72nd Street
             Omaha, NE 68114

Form 13F File Number:        28- 6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Assistant Secretary
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number    Name

        28-   4545              Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002


Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        OBH Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:        28- 717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Vice President
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name

        28-   4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Plaza Investment Managers, Inc.
Address:     One GEICO Plaza
             Washington, DC 20076-0001

Form 13F File Number:        28- 2740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Wells
Title:       Treasurer
Phone:       301-986-3433

Signature, Place, and Date of Signing:

(s) Thomas M. Wells    Washington, DC   May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number    Name

        28-   4545              Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Financial Corporation
Address:     301 E. Colorado Blvd.
             Pasadena, CA 91101

Form 13F File Number:        28- 1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Jacobson
Title:       Vice President
Phone:       626-585-6700

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson   Pasadena, CA     May 14, 2002
-------------------       -------------    ------------
[Signature]               [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number    Name

        28-   4545              Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Financial Insurance Company
Address:     3024 Harney St
             Omaha, NE 68131

Form 13F File Number:        28- 3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Assistant Secretary
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28- 4545                 Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Holdings Midwest, Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:        28- 3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Treasurer
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg    Omaha, NE        May 14, 2002
-------------------    -------------    ------------
[Signature]            [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-   4545               Berkshire Hathaway Inc.

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2002

                                                                         Column 6
                                                                    Investment Discretion                          Column 8
                                           Column 4      Column 5   ----------------------                     Voting Authority
                  Column 2    Column 3      Market       Shares or          (b)     (c)      Column 7      ------------------------
Column 1          Title of     CUSIP        Value        Principal  (a)   Shared-  Shared-    Other            (a)      (b)    (c)
Name of Issuer     Class      Number    (In Thousands)    Amount $  Sole  Defined   Other    Managers          Sole    Shared  None
--------------    --------  ----------- --------------  ----------- ----  -------  ------- -------------   ----------- ------  ----
American Express
  Co.               Com     025816 10 9       705,552     17,225,400         X             4, 5, 14         17,225,400
                                              327,460      7,994,634         X             4, 10, 14         7,994,634
                                            4,925,681    120,255,879         X             4, 11, 14       120,255,879
                                               79,589      1,943,100         X             4, 3, 14, 16,     1,943,100
                                                                                           17, 18
                                               57,332      1,399,713         X             4, 13, 14         1,399,713
                                              114,359      2,791,974         X             4, 14             2,791,974
Block   H & R       Com     093671 10 5       711,164     15,999,200         X             4, 11, 14        15,999,200
Coca Cola           Com     191216 10 0        20,904        400,000         X             4, 14               400,000
                                               92,814      1,776,000         X             4, 12, 14         1,776,000
                                              376,565      7,205,600         X             4, 3, 14, 16,     7,205,600
                                                                                           17, 18
                                            2,097,800     40,141,600         X             4, 5, 14         40,141,600
                                            7,313,557    139,945,600         X             4, 11, 14       139,945,600
                                              477,615      9,139,200         X             4, 10, 14         9,139,200
                                               47,661        912,000         X             4, 7, 14            912,000
                                               25,085        480,000         X             4, 13, 14           480,000
Dover Corp.         Com     260003 10 8        88,769      2,165,100         X             4, 8, 9, 11,      2,165,100
                                                                                           14, 15
GATX Corp.          Com     361448 10 3       144,394      4,540,700         X             4, 11, 14         4,540,700
                                               89,040      2,800,000         X             4, 8, 9, 11,      2,800,000
                                                                                           14, 15
Gannett Inc.        Com     364730 10 1       276,760      3,636,800         X             4, 11, 14         3,636,800
The Gillette Co.    Com     375766 10 2     2,040,600     60,000,000         X             4, 11, 14        60,000,000
                                              707,408     20,800,000         X             4, 5, 14         20,800,000
                                              217,664      6,400,000         X             4, 10, 14         6,400,000
                                              217,664      6,400,000         X             4, 3, 14, 16,     6,400,000
                                                                                           17, 18
                                               27,208        800,000         X             4, 12, 14           800,000
                                               54,416      1,600,000         X             4, 7, 14          1,600,000
Great Lakes
  Chemical Corp.    Com     390568 10 3       195,745      6,948,700         X             4, 8, 9, 11,      6,948,700
                                                                                           14, 15
Liz Claiborne       Com     539320 10 1         9,478        334,200         X             4, 11, 14           334,200
                                           ----------
                                           21,442,284
                                           ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2002

                                                                         Column 6
                                                                    Investment Discretion                          Column 8
                                           Column 4      Column 5   ----------------------                     Voting Authority
                  Column 2    Column 3      Market       Shares or          (b)     (c)      Column 7      ------------------------
Column 1          Title of     CUSIP        Value        Principal  (a)   Shared-  Shared-    Other            (a)      (b)    (c)
Name of Issuer     Class      Number    (In Thousands)    Amount $  Sole  Defined   Other    Managers          Sole    Shared  None
--------------    --------  ----------- --------------  ----------- ----  -------  ------- -------------   ----------- ------  ----
M & T Bank
  Corporation       Com     55261F 10 4       481,984      5,997,060         X             4, 11, 14         5,997,060
                                               43,882        546,000         X             4, 8, 9, 11,        546,000
                                                                                           14, 15
                                               13,317        165,700         X             4, 10, 14           165,700
Moody's             Com     615369 10 5       663,366     16,140,300         X             4, 11, 14        16,140,300
                                              323,034      7,859,700         X             4, 8, 9, 11,      7,859,700
                                                                                           14, 15
Nike Inc.           Com     654106 10 3       264,386      4,405,700         X             4, 8, 9, 11,      4,405,700
                                                                                           14, 15
                                               32,030        525,000         X             4, 8, 11, 14,       525,000
                                                                                           15
Outback
 Steakhouse Inc.    Com     689899 10 2        66,800      1,867,500         X             4, 8, 9, 11,      1,867,500
                                                                                           14, 15
Shaw
  Communications
  Inc.              Cl B    82028K 20 0       377,580     21,000,000         X             4, 8, 9, 11,     21,000,000
                                                                                           14, 15
                                               17,980      1,000,000         X             4, 8, 11, 14,     1,000,000
                                                                                           15
Sun Trusts
  Banks Inc.        Com     867914 10 3       330,067      4,946,300         X             4, 11, 14         4,946,300
                                               57,388        860,000         X             4, 5, 14            860,000
Torchmark Corp.     Com     891027 10 4         8,575        212,834         X             4, 1, 11, 14        212,834
                                               18,120        449,728         X             4, 5, 14            449,728
                                               31,072        771,200         X             4, 11, 14           771,200
                                               25,774        639,700         X             4, 10, 14           639,700
USG Corporation     Com     903293 40 5        45,500      6,500,000         X             4, 11, 14         6,500,000
Washington
  Post Co.          Cl B    939640 10 8       542,869        894,304         X             4, 11, 14                        894,304
                                               90,029        148,311         X             4, 1, 2, 6,                      148,311
                                                                                           11, 14
                                              393,456        648,165         X             4, 10, 14                        648,165
                                               22,451         36,985         X             4, 12, 14                         36,985
Wells Fargo &
   Co. Del          Com     949746 10 1       628,782     12,728,390         X             4, 5, 14         12,728,390
                                                7,410        150,000         X             4, 7, 14            150,000
                                               50,467      1,021,600         X             4, 3, 14, 16,     1,021,600
                                                                                           17, 18
                                                5,976        120,970         X             4, 10, 14           120,970
                                               29,880        604,860         X             4, 13, 14           604,860
                                               68,864      1,394,000         X             4, 12, 14         1,394,000
                                               41,990        850,000         X             4, 14               850,000
                                            1,797,926     36,395,260         X             4, 11, 14        36,395,260
Wesco Finl
  Corp.             Com     950817 10 6     1,782,785      5,703,087         X             4, 3, 14          5,703,087
Zenith National
  Ins. Corp.        Com     989390 10 9        23,846        816,655         X             4, 11, 14           816,655
                                          -----------
                                            8,287,586
                                          -----------
   GRAND TOTAL                            $29,729,870
                                          ===========